Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Schedule of Deposit Liabilities, Type
The table below represents the aggregate amount of time deposits with balances that met or exceeded the FDIC insurance limit of $250,000 and brokered deposits as of December 31, 2025 and 2024:

	December 31,
(dollars in thousands)	2025	2024
Time deposits with balances > $250,000	$90,504	$100,383
Brokered deposits	502	13
Total	$91,006	$100,396

Schedule of Maturities of Total Time Deposits	The scheduled maturities of total time deposits at December 31, 2025 were as follows:

(dollars in thousands)
2026	$280,853
2027	16,925
2028	4,827
2029	531
2030	376
Thereafter	—
Total	$303,512